Equity (Statutory Net Income (Loss) and Statutory Surplus) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Net Income (Loss)
Statutory Net Income (Loss)	$ 1,475	$ (758)	$ 1,337
Statutory surplus
Statutory Capital and surplus	14,055	14,800
Document Period End Date	Dec. 31, 2012
Statutory Accounting Practices, Risk Based Capital Requirements Compliance Assertion	All of The Hartford's operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.
U.S. life insurance subsidiaries, includes domestic captive insurance subsidiaries
Statutory Net Income (Loss)
Statutory Net Income (Loss)	592	(1,272)	(140)
Statutory surplus
Statutory Capital and surplus	6,410	7,388
Property and casualty insurance subsidiaries
Statutory Net Income (Loss)
Statutory Net Income (Loss)	883	514	1,477
Statutory surplus
Statutory Capital and surplus	7,645	7,412
Japan [Member]
Statutory surplus
Statutory Capital and surplus	$ 1,100	$ 1,300
International Life Insurance Subsidiaries [Member]
Statutory surplus
Statutory Accounting Practices, Risk Based Capital Requirements Compliance Assertion	All of The Hartford's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.